Contents of Significant Accounts - Short-Term Loans - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short term lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Unused short-term lines of credit	$ 63,177	$ 64,169